Revenues (Tables)	11 Months Ended
Dec. 31, 2020
Summary of Contract Liabilities

Significant changes in the contract liabilities balances during the period from January 21, 2020 (date of inception) through December 31, 2020 are as follows:

Contract liabilities

In thousands
Contract liability at January 21, 2020 (date of inception)	$—
Increases due to cash received	2,608

Net change in contract liabilities	$2,608